LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.26%
INVESTMENT COMPANIES–96.26%
Equity Funds–27.83%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Channing Small Cap Value Fund	332,331	$ 3,286,089
LVIP Delaware Mid Cap Value Fund	379,666	14,966,815
LVIP MFS Value Fund	263,655	13,211,731
LVIP SSGA Large Cap 100 Fund	2,269,914	27,332,040
LVIP SSGA Mid-Cap Index Fund	1,348,867	15,959,794
LVIP SSGA Nasdaq-100 Index Fund	231,756	2,164,600
LVIP SSGA S&P 500 Index Fund	3,757,102	88,194,206
LVIP SSGA Small-Cap Index Fund	704,049	19,756,309
LVIP T. Rowe Price Growth Stock Fund	941,299	38,129,219
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	622,808	15,979,379
		238,980,182
Fixed Income Funds–57.67%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	2,756,398	25,345,083
LVIP Delaware Bond Fund	17,159,773	201,781,765
LVIP JPMorgan High Yield Fund	2,467,002	23,189,821
LVIP PIMCO Low Duration Bond Fund	1,916,217	17,774,827
LVIP SSGA Bond Index Fund	3,329,268	33,539,051
LVIP SSGA Short-Term Bond Index Fund	577,314	5,661,138
LVIP Western Asset Core Bond Fund	21,931,342	187,907,738
		495,199,423
Global Equity Fund–0.71%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	890,315	6,144,064
		6,144,064
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.68%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	618,948	$ 5,869,481
		5,869,481
International Equity Funds–9.37%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	634,424	8,493,036
LVIP MFS International Growth Fund	1,323,598	25,567,945
LVIP Mondrian International Value Fund	1,304,673	20,359,425
LVIP SSGA Developed International 150 Fund	1,093,902	8,241,454
LVIP SSGA International Index Fund	1,788,282	17,768,375
		80,430,235
Total Affiliated Investments (Cost $769,702,465)		826,623,385

UNAFFILIATED INVESTMENT–3.56%
INVESTMENT COMPANY–3.56%
Money Market Fund–3.56%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	30,539,865	30,539,865
Total Unaffiliated Investment (Cost $30,539,865)		30,539,865

TOTAL INVESTMENTS–99.82% (Cost $800,242,330)	857,163,250
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	1,537,931
NET ASSETS APPLICABLE TO 74,487,240 SHARES OUTSTANDING–100.00%	$858,701,181

✧✧ Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
5	Australian Dollar	$335,050	$335,728	6/16/23	$—	$(678)
10	British Pound	772,188	771,962	6/16/23	226	—
13	Euro	1,771,819	1,771,165	6/16/23	654	—
9	Japanese Yen	857,531	860,057	6/16/23	—	(2,526)
					880	(3,204)
Equity Contracts:
4	E-mini MSCI Emerging Markets Index	199,100	197,323	6/16/23	1,777	—
19	E-mini Russell 2000 Index	1,722,825	1,693,094	6/16/23	29,731	—
53	E-mini S&P 500 Index	10,965,037	10,715,202	6/16/23	249,835	—
14	E-mini S&P MidCap 400 Index	3,541,580	3,462,070	6/16/23	79,510	—
46	Euro STOXX 50 Index	2,125,685	2,078,322	6/16/23	47,363	—
9	FTSE 100 Index	848,112	838,332	6/16/23	9,780	—
9	OMXS 30 Index	192,222	184,441	4/21/23	7,781	—
3	SPI 200 Index	360,512	356,938	6/15/23	3,574	—
6	TOPIX Index	905,366	894,602	6/8/23	10,764	—
					440,115	—
Total Futures Contracts					$440,995	$(3,204)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Conservative Allocation Managed Risk Fund–2

LVIP Global Conservative Allocation Managed Risk Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Conservative Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$826,623,385	$—	$—	$826,623,385
Unaffiliated Investment Company	30,539,865	—	—	30,539,865
Total Investments	$857,163,250	$—	$—	$857,163,250
Derivatives:
Assets:
Futures Contracts	$440,995	$—	$—	$440,995
Liabilities:
Futures Contracts	$(3,204)	$—	$—	$(3,204)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Conservative Allocation Managed Risk Fund–3

LVIP Global Conservative Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (formerly, LIAC) (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Number of Shares 03/31/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.26%@
Equity Funds-27.83%@
✧✧LVIP Channing Small Cap Value Fund	$3,282,855	$1,438	$124,172	$2,681	$123,287	$3,286,089	332,331	$—	$—
✧✧LVIP Delaware Mid Cap Value Fund	15,880,450	6,624	796,043	52,121	(176,337)	14,966,815	379,666	—	—
✧✧LVIP MFS Value Fund	13,570,321	268,731	431,500	(2,620)	(193,201)	13,211,731	263,655	—	—
✧✧LVIP SSGA Large Cap 100 Fund	28,066,939	11,641	988,778	(684)	242,922	27,332,040	2,269,914	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	16,110,071	6,858	781,945	76,802	548,008	15,959,794	1,348,867	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,895,945	836	115,805	(16,475)	400,099	2,164,600	231,756	—	—
✧✧LVIP SSGA S&P 500 Index Fund	88,882,458	36,141	7,284,681	485,811	6,074,477	88,194,206	3,757,102	—	—
✧✧LVIP SSGA Small-Cap Index Fund	19,714,060	185,898	668,045	16,429	507,967	19,756,309	704,049	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	34,247,233	15,020	1,528,977	(333,892)	5,729,835	38,129,219	941,299	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	15,326,067	6,590	553,367	(146,447)	1,346,536	15,979,379	622,808	—	—
Fixed Income Funds-57.67%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	38,938,980	11,017	14,540,141	(1,296,755)	2,231,982	25,345,083	2,756,398	—	—
✧✧LVIP Delaware Bond Fund	186,584,928	15,781,896	6,081,268	(1,241,966)	6,738,175	201,781,765	17,159,773	—	—
✧✧LVIP JPMorgan High Yield Fund	22,981,198	282,616	727,832	(89,950)	743,789	23,189,821	2,467,002	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	21,756,974	7,406	4,211,872	(235,349)	457,668	17,774,827	1,916,217	—	—
✧✧LVIP SSGA Bond Index Fund	33,069,715	489,615	1,039,759	(121,570)	1,141,050	33,539,051	3,329,268	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	5,619,748	147,918	176,760	(4,488)	74,720	5,661,138	577,314	—	—
✧✧LVIP Western Asset Core Bond Fund	181,814,456	5,097,378	5,776,700	(913,864)	7,686,468	187,907,738	21,931,342	—	—
Global Equity Fund-0.71%@
✧✧LVIP BlackRock Global Real Estate Fund	6,489,983	2,676	431,575	(117,194)	200,174	6,144,064	890,315	—	—
Global Fixed Income Fund-0.68%@
✧✧LVIP Global Income Fund	5,849,640	57,069	181,958	(8,031)	152,761	5,869,481	618,948	—	—
International Equity Funds-9.37%@
✧✧LVIP Loomis Sayles Global Growth Fund	7,958,819	3,345	822,731	76,896	1,276,707	8,493,036	634,424	—	—
✧✧LVIP MFS International Growth Fund	24,821,927	10,136	1,439,149	(239,177)	2,414,208	25,567,945	1,323,598	—	—
✧✧LVIP Mondrian International Value Fund	20,415,672	8,129	1,925,334	(232,360)	2,093,318	20,359,425	1,304,673	—	—
✧✧LVIP SSGA Developed International 150 Fund	8,494,648	3,345	828,148	21,185	550,424	8,241,454	1,093,902	—	—
✧✧LVIP SSGA International Index Fund	13,659,615	3,455,467	494,356	2,353	1,145,296	17,768,375	1,788,282	—	—
Total	$815,432,702	$25,897,790	$51,950,896	$(4,266,544)	$41,510,333	$826,623,385		$—	$—

@ As a percentage of Net Assets as of March 31, 2023.
✧✧ Standard Class shares.
LVIP Global Conservative Allocation Managed Risk Fund–4